VESSELS	12 Months Ended
Dec. 31, 2024
VESSELS [Abstract]
VESSELS
4.	VESSELS

Vessels consists of the carrying value of 20 vessels for the year ended December 31, 2024, and December 31, 2023, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2024	2023
Vessels Cost as of January 1	1,152,522	1,078,996
Additions Vessels	870	73,526
Disposals Vessels	-	-
Drydocking Cost as of January 1	79,599	68,324
Additions Drydocking	1,874	11,275
Disposals Drydocking	-	-
Total Cost Vessels and Drydocking	1,234,865	1,232,121
Less Accumulated Depreciation	(505,519)	(449,464)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Net Book Value Vessels as of December 31	715,273	768,584

Impairment and Gain on Disposal of Vessels

The Company has recorded impairment losses on vessels of $nil, $nil and $0.3 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.

If events or change in circumstances indicate that carrying amounts may not be recoverable, the Company reviews its vessels for impairment on an asset-by-asset basis by comparing the carrying value of its vessels to estimated undiscounted cash flows for the remaining useful life of its vessels. If applicable, the Company develops undiscounted future cash flows for the remaining useful life of the vessels with assumptions and estimates made based on historical trends as well as future expectations. The most important assumption in determining undiscounted cash flows are the estimated charter rates. Charter rates are volatile, and the analysis have in prior periods been based on market rates obtained from third parties, in combination with historical achieved rates by the Company. No events or change in circumstances were identified as of December 31, 2024, that indicated that the carrying values may not be recoverable.

In 2022, five of these vessels were sold with an accumulated gain of $6.0 million that was mainly related to the last vessel sold in late 2022 resulting from increasing second-hand vessel prices throughout 2022. No vessels have been disposed of in 2023 or 2024.